UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number           811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end:  March 31

Date of reporting period:          July 1, 2022 - June 30, 2023

        Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD.

Company Name	Meeting Date	Security ID	Ticker Symbol	Proposed By	Compare Vote With/Against Management	Director Label	Director Name	Proposal Label	Proposal Long Text	Management Recommendation	Recorded Vote
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1a.		1a.	Election of Director to hold office until the next annual meeting of stockholders: Sylvia Acevedo	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1b.		1b.	Election of Director to hold office until the next annual meeting of stockholders: Cristiano R. Amon	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1c.		1c.	Election of Director to hold office until the next annual meeting of stockholders: Mark Fields	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1d.		1d.	Election of Director to hold office until the next annual meeting of stockholders: Jeffrey W. Henderson	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1e.		1e.	Election of Director to hold office until the next annual meeting of stockholders: Gregory N. Johnson	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1f.		1f.	Election of Director to hold office until the next annual meeting of stockholders: Ann M. Livermore	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1g.		1g.	Election of Director to hold office until the next annual meeting of stockholders: Mark D. McLaughlin	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1h.		1h.	Election of Director to hold office until the next annual meeting of stockholders: Jamie S. Miller	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1i.		1i.	Election of Director to hold office until the next annual meeting of stockholders: Irene B. Rosenfeld	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1j.		1j.	Election of Director to hold office until the next annual meeting of stockholders: Kornelis (Neil) Smit	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1k.		1k.	Election of Director to hold office until the next annual meeting of stockholders: Jean-Pascal Tricoire	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	1l.		1l.	Election of Director to hold office until the next annual meeting of stockholders: Anthony J. Vinciquerra	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	2.		2.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent public accountants for our fiscal year ending September 24, 2023.	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	3.		3.	Approval of the QUALCOMM Incorporated 2023 Long-Term Incentive Plan.	For	For
QUALCOMM INCORPORATED	08-Mar-2023	747525103	QCOM	Management	With Management	4.		4.	Approval, on an advisory basis, of the compensation of our named executive officers.	For	For
ADYEN N.V.	11-May-2023	N3501V104		Non-Voting		1.		1.	OPENING AND ANNOUNCEMENTS
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	10.		10.	REAPPOINTMENT OF JOEP VAN BEURDEN AS MEMBER OF THE SUPERVISORY BOARD	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	11.		11.	AMENDMENT TO THE ARTICLES OF ASSOCIATION OF THE COMPANY	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	12.		12.	AUTHORITY TO ISSUE SHARES	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	13.		13.	AUTHORITY TO RESTRICT OR EXCLUDE PRE-EMPTIVE RIGHTS	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	14.		14.	AUTHORITY TO ACQUIRE OWN SHARES	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	15.		15.	REAPPOINT PWC AS AUDITORS	For	For
ADYEN N.V.	11-May-2023	N3501V104		Non-Voting		16.		16.	ANY OTHER BUSINESS AND CLOSING
ADYEN N.V.	11-May-2023	N3501V104		Non-Voting		2.a.		2.a.	ANNUAL REPORT FOR THE FINANCIAL YEAR 2022
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	2.b.		2.b.	ADOPTION OF THE ANNUAL ACCOUNTS FOR THE FINANCIAL YEAR 2022	For	For
ADYEN N.V.	11-May-2023	N3501V104		Non-Voting		2.c.		2.c.	DIVIDEND POLICY AND RESERVATION OF PROFITS
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	2.d.		2.d.	ADVISE ON THE REMUNERATION REPORT OVER THE FINANCIAL YEAR 2022 (ADVISORY VOTING ITEM)	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	2.e.		2.e.	DETERMINATION OF THE REMUNERATION POLICY FOR THE MANAGEMENT BOARD	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	2.f.		2.f.	DETERMINATION OF THE REMUNERATION POLICY FOR THE SUPERVISORY BOARD	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	2.g.		2.g.	APPROVAL OF AN INCREASED CAP ON VARIABLE REMUNERATION FOR STAFF MEMBERS WHO PREDOMINANTLY PERFORM THEIR WORK OUTSIDE THE EUROPEAN ECONOMIC AREA TO 200% OF FIXED REMUNERATION	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	3.		3.	DISCHARGE OF THE MANAGEMENT BOARD MEMBERS	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	4.		4.	DISCHARGE OF THE SUPERVISORY BOARD MEMBERS	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	5.		5.	REAPPOINTMENT OF INGO UYTDEHAAGE AS MEMBER OF THE MANAGEMENT BOARD WITH THE TITLE CO-CHIEF EXECUTIVE OFFICER	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	6.		6.	REAPPOINTMENT OF MARIETTE SWART AS MEMBER OF THE MANAGEMENT BOARD WITH THE TITLE CHIEF RISK AND COMPLIANCE OFFICER	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	7.		7.	APPOINTMENT OF BROOKE NAYDEN AS MEMBER OF THE MANAGEMENT BOARD WITH THE TITLE CHIEF HUMAN RESOURCES OFFICER	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	8.		8.	APPOINTMENT OF ETHAN TANDOWSKY AS MEMBER OF THE MANAGEMENT BOARD WITH THE TITLE CHIEF FINANCIAL OFFICER	For	For
ADYEN N.V.	11-May-2023	N3501V104		Management	With Management	9.		9.	REAPPOINTMENT OF PAMELA JOSEPH AS MEMBER OF THE SUPERVISORY BOARD	For	For
TESLA, INC.	16-May-2023	88160R101	TSLA	Management	With Management	1.1		1.1	Election of Director: Elon Musk	For	For
TESLA, INC.	16-May-2023	88160R101	TSLA	Management	With Management	1.2		1.2	Election of Director: Robyn Denholm	For	For
TESLA, INC.	16-May-2023	88160R101	TSLA	Management	With Management	1.3		1.3	Election of Director: JB Straubel	For	For
TESLA, INC.	16-May-2023	88160R101	TSLA	Management	With Management	2.		2.	Tesla proposal to approve executive compensation on a non- binding advisory basis.	For	For
TESLA, INC.	16-May-2023	88160R101	TSLA	Management	Against Management	3.		3.	Tesla proposal to approve the frequency of future votes on executive compensation on a non- binding advisory basis.	3 Years	1 Year
TESLA, INC.	16-May-2023	88160R101	TSLA	Management	With Management	4.		4.	Tesla proposal to ratify the appointment of independent registered public accounting firm.	For	For
TESLA, INC.	16-May-2023	88160R101	TSLA	Shareholder	With Management	5.		5.	Stockholder proposal regarding reporting on key-person risk.	Against	Against
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	1		1	TO RECEIVE AND CONSIDER THE AUDITED FINANCIAL STATEMENTS, THE DIRECTORS REPORT AND THE INDEPENDENT AUDITORS REPORT FOR THE YEAR ENDED 31 DECEMBER 2022	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	2		2	TO DECLARE A FINAL DIVIDEND	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	3.A		3.A	TO RE-ELECT MR JACOBUS PETRUS (KOOS) BEKKER AS DIRECTOR	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	3.B		3.B	TO RE-ELECT PROFESSOR ZHANG XIULAN AS DIRECTOR	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	3.C		3.C	TO AUTHORISE THE BOARD OF DIRECTORS TO FIX THE DIRECTORS REMUNERATION	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	4		4	TO RE-APPOINT AUDITOR AND AUTHORISE THE BOARD OF DIRECTORS TO FIX THEIR REMUNERATION	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	5		5	TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO ISSUE NEW SHARES (ORDINARY RESOLUTION 5 AS SET OUT IN THE NOTICE OF THE AGM)	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	6		6	TO GRANT A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE SHARES (ORDINARY RESOLUTION 6 AS SET OUT IN THE NOTICE OF THE AGM)	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	1A		1A	TO APPROVE AND ADOPT THE 2023 SHARE OPTION SCHEME	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	1B		1B	TO APPROVE THE TRANSFER OF SHARE OPTIONS	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	1C		1C	TO TERMINATE THE SHARE OPTION SCHEME ADOPTED BY THE COMPANY ON 17 MAY 2017	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	2		2	TO APPROVE AND ADOPT THE SCHEME MANDATE LIMIT (SHARE OPTION) UNDER THE 2023 SHARE OPTION SCHEME	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	3		3	TO APPROVE AND ADOPT THE SERVICE PROVIDER SUB-LIMIT (SHARE OPTION) UNDER THE 2023 SHARE OPTION SCHEME	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	4A		4A	TO APPROVE AND ADOPT THE 2023 SHARE AWARD SCHEME	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	4B		4B	TO APPROVE THE TRANSFER OF SHARE AWARDS	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	4C		4C	TO TERMINATE EACH OF THE SHARE AWARD SCHEMES ADOPTED BY THE COMPANY ON 13 NOVEMBER 2013 AND 25 NOVEMBER 2019	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	5		5	TO APPROVE AND ADOPT THE SCHEME MANDATE LIMIT (SHARE AWARD) UNDER THE 2023 SHARE AWARD SCHEME	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	6		6	TO APPROVE AND ADOPT THE SCHEME MANDATE LIMIT (NEW SHARES SHARE AWARD) UNDER THE 2023 SHARE AWARD SCHEME	For	For
TENCENT HOLDINGS LTD	17-May-2023	G87572163		Management	With Management	7		7	TO APPROVE AND ADOPT THE SERVICE PROVIDER SUB-LIMIT (NEW SHARES SHARE AWARD) UNDER THE 2023 SHARE AWARD SCHEME	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	1a.		1a.	Election of Director: Nora M. Denzel	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	1b.		1b.	Election of Director: Mark Durcan	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	1c.		1c.	Election of Director: Michael P. Gregoire	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	1d.		1d.	Election of Director: Joseph A. Householder	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	1e.		1e.	Election of Director: John W. Marren	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	1f.		1f.	Election of Director: Jon A. Olson	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	1g.		1g.	Election of Director: Lisa T. Su	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	1h.		1h.	Election of Director: Abhi Y. Talwalkar	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	1i.		1i.	Election of Director: Elizabeth W. Vanderslice	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	2.		2.	Approve of the Advanced Micro Devices, Inc. 2023 Equity Incentive Plan.	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	3.		3.	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the current fiscal year.	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	4.		4.	Advisory vote to approve the executive compensation of our named executive officers.	For	For
ADVANCED MICRO DEVICES, INC.	18-May-2023	007903107	AMD	Management	With Management	5.		5.	Advisory vote on the frequency of future advisory votes on executive compensation.	1 Year	1 Year
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	10.		10.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON STAKEHOLDER IMPACTS	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	11.		11.	SHAREHOLDER PROPOSAL REQUESTING ALTERNATIVE TAX REPORTING	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	12.		12.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON CLIMATE LOBBYING	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	13.		13.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON GENDER/RACIAL PAY	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	14.		14.	SHAREHOLDER PROPOSAL REQUESTING AN ANALYSIS OF COSTS ASSOCIATED WITH DIVERSITY, EQUITY, AND INCLUSION PROGRAMS	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	15.		15.	SHAREHOLDER PROPOSAL REQUESTING AN AMENDMENT TO OUR BYLAWS TO REQUIRE SHAREHOLDER APPROVAL FOR CERTAIN FUTURE AMENDMENTS	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	16.		16.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON FREEDOM OF ASSOCIATION	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	17.		17.	SHAREHOLDER PROPOSAL REQUESTING A NEW POLICY REGARDING OUR EXECUTIVE COMPENSATION PROCESS	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	18.		18.	SHAREHOLDER PROPOSAL REQUESTING ADDITIONAL REPORTING ON ANIMAL WELFARE STANDARDS	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	19.		19.	SHAREHOLDER PROPOSAL REQUESTING AN ADDITIONAL BOARD COMMITTEE	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	1a.		1a.	Election of Director: Jeffrey P. Bezos	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	1b.		1b.	Election of Director: Andrew R. Jassy	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	1c.		1c.	Election of Director: Keith B. Alexander	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	1d.		1d.	Election of Director: Edith W. Cooper	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	1e.		1e.	Election of Director: Jamie S. Gorelick	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	1f.		1f.	Election of Director: Daniel P. Huttenlocher	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	1g.		1g.	Election of Director: Judith A. McGrath	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	1h.		1h.	Election of Director: Indra K. Nooyi	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	1i.		1i.	Election of Director: Jonathan J. Rubinstein	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	1j.		1j.	Election of Director: Patricia Q. Stonesifer	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	1k.		1k.	Election of Director: Wendell P. Weeks	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	2.		2.	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	20.		20.	SHAREHOLDER PROPOSAL REQUESTING AN ALTERNATIVE DIRECTOR CANDIDATE POLICY	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	21.		21.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON WAREHOUSE WORKING CONDITIONS	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	22.		22.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON PACKAGING MATERIALS	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	23.		23.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CUSTOMER USE OF CERTAIN TECHNOLOGIES	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	3.		3.	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	4.		4.	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	1 Year	1 Year
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Management	With Management	5.		5.	REAPPROVAL OF OUR 1997 STOCK INCENTIVE PLAN, AS AMENDED AND RESTATED, FOR PURPOSES OF FRENCH TAX LAW	For	For
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	6.		6.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON RETIREMENT PLAN OPTIONS	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	7.		7.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CUSTOMER DUE DILIGENCE	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	8.		8.	SHAREHOLDER PROPOSAL REQUESTING REPORTING ON CONTENT AND PRODUCT REMOVAL/RESTRICTIONS	Against	Against
AMAZON.COM, INC.	24-May-2023	023135106	AMZN	Shareholder	With Management	9.		9.	SHAREHOLDER PROPOSAL REQUESTING A REPORT ON CONTENT REMOVAL REQUESTS	Against	Against
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	1a.		1a.	Election of Director: Susan L. Bostrom	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	1b.		1b.	Election of Director: Teresa Briggs	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	1c.		1c.	Election of Director: Jonathan C. Chadwick	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	1d.		1d.	Election of Director: Paul E. Chamberlain	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	1e.		1e.	Election of Director: Lawrence J. Jackson, Jr.	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	1f.		1f.	Election of Director: Frederic B. Luddy	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	1g.		1g.	Election of Director: William R. McDermott	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	1h.		1h.	Election of Director: Jeffrey A. Miller	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	1i.		1i.	Election of Director: Joseph "Larry" Quinlan	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	1j.		1j.	Election of Director: Anita M. Sands	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	2.		2.	To approve, on an advisory basis, the compensation of our Named Executive Officers ("Say-on-Pay").	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	3.		3.	To ratify PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2023.	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	4.		4.	To approve the Amended and Restated 2021 Equity Incentive Plan to increase the number of shares reserved for issuance.	For	For
SERVICENOW, INC.	01-Jun-2023	81762P102	NOW	Management	With Management	5.		5.	To elect Deborah Black as a director.	For	For
NETFLIX, INC.	01-Jun-2023	64110L106	NFLX	Management	With Management	1a.		1a.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Mathias Döpfner	For	For
NETFLIX, INC.	01-Jun-2023	64110L106	NFLX	Management	With Management	1b.		1b.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Reed Hastings	For	For
NETFLIX, INC.	01-Jun-2023	64110L106	NFLX	Management	With Management	1c.		1c.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Jay Hoag	For	For
NETFLIX, INC.	01-Jun-2023	64110L106	NFLX	Management	With Management	1d.		1d.	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Ted Sarandos	For	For
NETFLIX, INC.	01-Jun-2023	64110L106	NFLX	Management	With Management	2.		2.	Ratification of appointment of independent registered public accounting firm.	For	For
NETFLIX, INC.	01-Jun-2023	64110L106	NFLX	Management	With Management	3.		3.	Advisory approval of named executive officer compensation.	For	For
NETFLIX, INC.	01-Jun-2023	64110L106	NFLX	Management	With Management	4.		4.	Advisory vote on the frequency of future advisory votes on executive compensation.	1 Year	1 Year
NETFLIX, INC.	01-Jun-2023	64110L106	NFLX	Shareholder	With Management	5.		5.	Stockholder proposal entitled, "Proposal 5 - Reform the Current Impossible Special Shareholder Meeting Requirements," if properly presented at the meeting.	Against	Against
NETFLIX, INC.	01-Jun-2023	64110L106	NFLX	Shareholder	With Management	6.		6.	Stockholder proposal entitled, "Netflix-Exclusive Board of Directors," if properly presented at the meeting.	Against	Against
NETFLIX, INC.	01-Jun-2023	64110L106	NFLX	Shareholder	With Management	7.		7.	Stockholder proposal requesting a report on the Company's 401(K) Plan, if properly presented at the meeting.	Against	Against
NETFLIX, INC.	01-Jun-2023	64110L106	NFLX	Shareholder	With Management	8.		8.	Stockholder proposal entitled, "Policy on Freedom of Association," if properly presented at the meeting.	Against	Against
AIRBNB INC	01-Jun-2023	009066101	ABNB	Management	With Management	1.1		1.1	Election of Class III Director to serve until the 2026 Annual Meeting: Nathan Blecharczyk	For	For
AIRBNB INC	01-Jun-2023	009066101	ABNB	Management	With Management	1.2		1.2	Election of Class III Director to serve until the 2026 Annual Meeting: Alfred Lin	For	For
AIRBNB INC	01-Jun-2023	009066101	ABNB	Management	With Management	2.		2.	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	For
AIRBNB INC	01-Jun-2023	009066101	ABNB	Management	With Management	3.		3.	To approve, on an advisory (non- binding) basis, the compensation of our named executive officers.	For	For
CLOUDFLARE, INC.	01-Jun-2023	18915M107	NET	Management	With Management	1.	Michelle Zatlyn	1.	DIRECTOR	For	For
CLOUDFLARE, INC.	01-Jun-2023	18915M107	NET	Management	With Management	1.	Scott Sandell	1.	DIRECTOR	For	For
CLOUDFLARE, INC.	01-Jun-2023	18915M107	NET	Management	With Management	2.		2.	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2023.	For	For
CLOUDFLARE, INC.	01-Jun-2023	18915M107	NET	Management	With Management	3.		3.	Approval, on an advisory basis, of the compensation of our named executive officers.	For	For
TAIWAN SEMICONDUCTOR MFG. CO. LTD.	06-Jun-2023	874039100	TSM	Management	With Management	1.		1.	To accept 2022 Business Report and Financial Statements	For	For
TAIWAN SEMICONDUCTOR MFG. CO. LTD.	06-Jun-2023	874039100	TSM	Management	With Management	2.		2.	To approve the issuance of employee restricted stock awards for year 2023	For	For
TAIWAN SEMICONDUCTOR MFG. CO. LTD.	06-Jun-2023	874039100	TSM	Management	With Management	3.		3.	To revise the Procedures for Endorsement and Guarantee	For	For
TAIWAN SEMICONDUCTOR MFG. CO. LTD.	06-Jun-2023	874039100	TSM	Management	With Management	4.	4.	In order to reflect the Audit
Committee name change to the
Audit and Risk Committee, to revise
the name of Audit Committee in the
following TSMC policies: i.
Procedures for Acquisition or
Disposal of Assets ii. Procedures for
Financial Derivatives Transactions iii.
Procedures for Lending Funds to
Other Parties iv. Procedures for
									Endorsement and Guarantee	For	For
DATADOG, INC.	08-Jun-2023	23804L103	DDOG	Management	With Management	1a.		1a.	Election of Class I Director, each to hold office until our Annual Meeting of Stockholders in 2026: Olivier Pomel	For	For
DATADOG, INC.	08-Jun-2023	23804L103	DDOG	Management	With Management	1b.		1b.	Election of Class I Director, each to hold office until our Annual Meeting of Stockholders in 2026: Dev Ittycheria	For	For
DATADOG, INC.	08-Jun-2023	23804L103	DDOG	Management	With Management	1c.		1c.	Election of Class I Director, each to hold office until our Annual Meeting of Stockholders in 2026: Shardul Shah	For	For
DATADOG, INC.	08-Jun-2023	23804L103	DDOG	Management	With Management	2.		2.	Advisory vote to approve the compensation of our named executive officers.	For	For
DATADOG, INC.	08-Jun-2023	23804L103	DDOG	Management	With Management	3.		3.	To ratify the selection by the Audit Committee of our Board of Directors of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	For
BLOCK, INC.	13-Jun-2023	852234103	SQ	Management	With Management	1.	AMY BROOKS	1.	DIRECTOR	For	For
BLOCK, INC.	13-Jun-2023	852234103	SQ	Management	With Management	1.	JAMES MCKELVEY	1.	DIRECTOR	For	For
BLOCK, INC.	13-Jun-2023	852234103	SQ	Management	With Management	1.	ROELOF BOTHA	1.	DIRECTOR	For	For
BLOCK, INC.	13-Jun-2023	852234103	SQ	Management	With Management	1.	SHAWN CARTER	1.	DIRECTOR	For	For
BLOCK, INC.	13-Jun-2023	852234103	SQ	Management	With Management	2.		2.	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	For
BLOCK, INC.	13-Jun-2023	852234103	SQ	Management	With Management	3.		3.	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2023.	For	For
BLOCK, INC.	13-Jun-2023	852234103	SQ	Shareholder	Against Management	4.		4.	STOCKHOLDER PROPOSAL REGARDING OUR DIVERSITY AND INCLUSION DISCLOSURE SUBMITTED BY ONE OF OUR STOCKHOLDERS, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.	Against	For
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	1a.		1a.	Election of Director: Sara Andrews	For	For
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	1b.		1b.	Election of Director: W. Tudor Brown	For	For
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	1c.		1c.	Election of Director: Brad W. Buss	For	For
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	1d.		1d.	Election of Director: Rebecca W. House	For	For
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	1e.		1e.	Election of Director: Marachel L. Knight	For	For
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	1f.		1f.	Election of Director: Matthew J. Murphy	For	For
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	1g.		1g.	Election of Director: Michael G. Strachan	For	For
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	1h.		1h.	Election of Director: Robert E. Switz	For	For
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	1i.		1i.	Election of Director: Ford Tamer	For	For
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	2.		2.	An advisory (non-binding) vote to approve compensation of our named executive officers.	For	For
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	3.		3.	To conduct an advisory (non- binding) vote on the frequency of holding an advisory shareholder vote on executive compensation.	1 Year	1 Year
MARVELL TECHNOLOGY, INC.	16-Jun-2023	573874104	MRVL	Management	With Management	4.		4.	To ratify the appointment of Deloitte and Touche LLP as our independent registered public accounting firm for the fiscal year ending February 3, 2024.	For	For
JD.COM INC	21-Jun-2023	G8208B101	Management	With Management	1	1	THAT THE COMPANY'S SECOND
AMENDED AND RESTATED
MEMORANDUM OF ASSOCIATION
AND ARTICLES OF ASSOCIATION BE
AMENDED AND RESTATED BY THEIR
DELETION IN THEIR ENTIRETY AND
BY THE SUBSTITUTION IN THEIR
PLACE OF THE THIRD AMENDED
AND RESTATED MEMORANDUM OF
ASSOCIATION AND ARTICLES OF
ASSOCIATION IN THE FORM AS
ATTACHED TO THE AGM NOTICE AS
									EXHIBIT B	For	For
JD.COM, INC.	21-Jun-2023	47215P106	JD	Management	1.	1.	As a special resolution: THAT the
Company's Second Amended and
Restated Memorandum of
Association and Articles of
Association be amended and
restated by their deletion in their
entirety and by the substitution in
their place of the Third Amended
and Restated Memorandum of
Association and Articles of
Association in the form as attached
									to the AGM Notice as Exhibit B.	None	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1a.		1a.	Election of Director: Robert K. Burgess	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1b.		1b.	Election of Director: Tench Coxe	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1c.		1c.	Election of Director: John O. Dabiri	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1d.		1d.	Election of Director: Persis S. Drell	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1e.		1e.	Election of Director: Jen-Hsun Huang	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1f.		1f.	Election of Director: Dawn Hudson	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1g.		1g.	Election of Director: Harvey C. Jones	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1h.		1h.	Election of Director: Michael G. McCaffery	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1i.		1i.	Election of Director: Stephen C. Neal	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1j.		1j.	Election of Director: Mark L. Perry	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1k.		1k.	Election of Director: A. Brooke Seawell	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1l.		1l.	Election of Director: Aarti Shah	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	1m.		1m.	Election of Director: Mark A. Stevens	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	2.		2.	Advisory approval of our executive compensation.	For	For
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	3.		3.	Advisory approval of the frequency of holding an advisory vote on our executive compensation.	1 Year	1 Year
NVIDIA CORPORATION	22-Jun-2023	67066G104	NVDA	Management	With Management	4.		4.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2024.	For	For
WORKDAY, INC.	22-Jun-2023	98138H101	WDAY	Management	With Management	1a.		1a.	Election of Class II Director: Christa Davies	For	For
WORKDAY, INC.	22-Jun-2023	98138H101	WDAY	Management	With Management	1b.		1b.	Election of Class II Director: Wayne A.I. Frederick, M.D.	For	For
WORKDAY, INC.	22-Jun-2023	98138H101	WDAY	Management	With Management	1c.		1c.	Election of Class II Director: Mark J. Hawkins	For	For
WORKDAY, INC.	22-Jun-2023	98138H101	WDAY	Management	With Management	1d.		1d.	Election of Class II Director: George J. Still, Jr.	For	For
WORKDAY, INC.	22-Jun-2023	98138H101	WDAY	Management	With Management	2.		2.	To ratify the appointment of Ernst & Young LLP as Workday's independent registered public accounting firm for the fiscal year ending January 31, 2024.	For	For
WORKDAY, INC.	22-Jun-2023	98138H101	WDAY	Management	With Management	3.		3.	To approve, on an advisory basis, the compensation of our named executive officers as disclosed in the Proxy Statement.	For	For
WORKDAY, INC.	22-Jun-2023	98138H101	WDAY	Shareholder	With Management	4.		4.	To consider and vote upon a stockholder proposal regarding amendment of our Bylaws.	Against	Against
MONGODB, INC.	27-Jun-2023	60937P106	MDB	Management	With Management	1.	Archana Agrawal	1.	DIRECTOR	For	For
MONGODB, INC.	27-Jun-2023	60937P106	MDB	Management	With Management	1.	Dwight Merriman	1.	DIRECTOR	For	For
MONGODB, INC.	27-Jun-2023	60937P106	MDB	Management	With Management	1.	Hope Cochran	1.	DIRECTOR	For	For
MONGODB, INC.	27-Jun-2023	60937P106	MDB	Management	With Management	2.		2.	Approval, on a non-binding advisory basis, of the compensation of our named executive officers.	For	For
MONGODB, INC.	27-Jun-2023	60937P106	MDB	Management	With Management	3.		3.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending January 31, 2024.	For	For
GITLAB INC.	29-Jun-2023	37637K108	GTLB	Management	With Management	1.	Godfrey Sullivan	1.	DIRECTOR	For	For
GITLAB INC.	29-Jun-2023	37637K108	GTLB	Management	With Management	1.	Karen Blasing	1.	DIRECTOR	For	For
GITLAB INC.	29-Jun-2023	37637K108	GTLB	Management	With Management	1.	Merline Saintil	1.	DIRECTOR	For	For
GITLAB INC.	29-Jun-2023	37637K108	GTLB	Management	With Management	2.		2.	Ratify the appointment of KPMG LLP as GitLab Inc.'s independent registered public accounting firm for the fiscal year ending January 31, 2024.	For	For
GITLAB INC.	29-Jun-2023	37637K108	GTLB	Management	With Management	3.		3.	Approve, on a non-binding advisory basis, the compensation paid by GitLab Inc. to its named executive officers.	For	For
GITLAB INC.	29-Jun-2023	37637K108	GTLB	Management	With Management	4.		4.	Approve, on a non-binding advisory basis, whether future advisory votes on the compensation paid by GitLab Inc. to its named executive officers should be held every one, two, or three years.	1 Year	1 Year
MEITUAN	30-Jun-2023	G59669104		Management	With Management	1		1	TO RECEIVE AND ADOPT THE AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF THE COMPANY FOR THE YEAR ENDED DECEMBER 31, 2022 AND THE REPORTS OF THE DIRECTORS AND INDEPENDENT AUDITOR OF THE COMPANY THEREON	For	For
MEITUAN	30-Jun-2023	G59669104		Management	With Management	10		10	TO APPROVE THE PROPOSED AMENDMENTS TO THE POST-IPO SHARE OPTION SCHEME AND THE ANCILLARY AUTHORIZATION TO THE BOARD	For	For
MEITUAN	30-Jun-2023	G59669104		Management	With Management	11		11	TO APPROVE THE PROPOSED AMENDMENTS TO THE POST-IPO SHARE AWARD SCHEME AND THE ANCILLARY AUTHORIZATION TO THE BOARD	For	For
MEITUAN	30-Jun-2023	G59669104		Management	With Management	12		12	TO APPROVE THE SCHEME LIMIT	For	For
MEITUAN	30-Jun-2023	G59669104		Management	With Management	13		13	TO APPROVE THE SERVICE PROVIDER SUBLIMIT	For	For
MEITUAN	30-Jun-2023	G59669104	Management	With Management	14	14	TO APPROVE THE ISSUE OF 9,686
CLASS B SHARES TO MR. ORR
GORDON ROBERT HALYBURTON
UPON VESTING OF HIS RSUS
PURSUANT TO THE TERMS OF THE
POST-IPO SHARE AWARD SCHEME
AND TO AUTHORISE ANY ONE
DIRECTOR TO ALLOT AND ISSUE
SUCH CLASS B SHARES AND DO ALL
									THINGS AND SIGN ALL	For	For
									DOCUMENTS, WHICH IN HIS OPINION MAY BE NECESSARY, DESIRABLE OR EXPEDIENT FOR THE PURPOSE OF GIVING EFFECT TO AND/OR TO IMPLEMENT THE TRANSACTIONS CONTEMPLATED IN THIS RESOLUTION
MEITUAN	30-Jun-2023	G59669104	Management	With Management	15	15	TO APPROVE THE ISSUE OF 9,686
CLASS B SHARES TO MR. LENG
XUESONG UPON VESTING OF HIS
RSUS PURSUANT TO THE TERMS OF
THE POST-IPO SHARE AWARD
SCHEME AND TO AUTHORISE ANY
ONE DIRECTOR TO ALLOT AND
ISSUE SUCH CLASS B SHARES AND
DO ALL THINGS AND SIGN ALL
DOCUMENTS, WHICH IN HIS
OPINION MAY BE NECESSARY,
DESIRABLE OR EXPEDIENT FOR THE
PURPOSE OF GIVING EFFECT TO
AND/OR TO IMPLEMENT THE
TRANSACTIONS CONTEMPLATED IN
									THIS RESOLUTION	For	For
MEITUAN	30-Jun-2023	G59669104	Management	With Management	16	16	TO APPROVE THE ISSUE OF 9,686
CLASS B SHARES TO DR. SHUM
HEUNG YEUNG HARRY UPON
VESTING OF HIS RSUS PURSUANT TO
THE POST-IPO SHARE AWARD
SCHEME AND TO AUTHORISE ANY
ONE DIRECTOR TO ALLOT AND
ISSUE SUCH CLASS B SHARES AND
DO ALL THINGS AND SIGN ALL
DOCUMENTS, WHICH IN HIS
OPINION MAY BE NECESSARY,
DESIRABLE OR EXPEDIENT FOR THE
PURPOSE OF GIVING EFFECT TO
AND/OR TO IMPLEMENT THE
TRANSACTIONS CONTEMPLATED IN
									THIS RESOLUTION	For	For
MEITUAN	30-Jun-2023	G59669104		Management	With Management	2		2	TO ELECT MS. MARJORIE MUN TAK YANG AS AN INDEPENDENT NON- EXECUTIVE DIRECTOR	For	For
MEITUAN	30-Jun-2023	G59669104		Management	With Management	3		3	TO RE-ELECT MR. WANG HUIWEN AS A NON-EXECUTIVE DIRECTOR	For	For
MEITUAN	30-Jun-2023	G59669104		Management	With Management	4		4	TO RE-ELECT MR. ORR GORDON ROBERT HALYBURTON AS AN INDEPENDENT NON-EXECUTIVE DIRECTOR	For	For
MEITUAN	30-Jun-2023	G59669104		Management	With Management	5		5	TO RE-ELECT MR. LENG XUESONG AS AN INDEPENDENT NON- EXECUTIVE DIRECTOR	For	For
MEITUAN	30-Jun-2023	G59669104		Management	With Management	6		6	TO AUTHORIZE THE BOARD TO FIX THE REMUNERATION OF THE DIRECTORS	For	For
MEITUAN	30-Jun-2023	G59669104	Management	With Management	7	7	TO GRANT A GENERAL MANDATE
TO THE DIRECTORS, EXERCISABLE
ON THEIR BEHALF BY MR. WANG
XING, TO ISSUE, ALLOT AND DEAL
WITH ADDITIONAL CLASS B SHARES
OF THE COMPANY NOT EXCEEDING
10% OF THE TOTAL NUMBER OF
ISSUED SHARES OF THE COMPANY
AS AT THE DATE OF PASSING OF
									THIS RESOLUTION	For	For
MEITUAN	30-Jun-2023	G59669104	Management	With Management	8	8	TO GRANT A GENERAL MANDATE
TO THE DIRECTORS, EXERCISABLE
ON THEIR BEHALF BY MR. WANG
XING, TO REPURCHASE SHARES OF
THE COMPANY NOT EXCEEDING
10% OF THE TOTAL NUMBER OF
ISSUED SHARES OF THE COMPANY
AS AT THE DATE OF PASSING OF
									THIS RESOLUTION	For	For
MEITUAN	30-Jun-2023	G59669104	Management	With Management	9	9	TO RE-APPOINT
PRICEWATERHOUSECOOPERS AS
AUDITOR OF THE COMPANY TO
HOLD OFFICE UNTIL THE
CONCLUSION OF THE NEXT ANNUAL
GENERAL MEETING OF THE
COMPANY AND TO AUTHORIZE THE
BOARD TO FIX THEIR
REMUNERATION FOR THE YEAR
									ENDING DECEMBER 31, 2023	For	For
MEITUAN	30-Jun-2023	G59669104	Management	With Management	S.1	S.1	TO APPROVE THE PROPOSED
AMENDMENTS TO THE EXISTING
ARTICLES OF ASSOCIATION OF THE
COMPANY AND TO ADOPT THE
SEVENTH AMENDED AND RESTATED
MEMORANDUM OF ASSOCIATION
AND ARTICLES OF ASSOCIATION OF
THE COMPANY AND THE ANCILLARY
AUTHORIZATION TO THE
DIRECTORS AND COMPANY
									SECRETARY OF THE COMPANY	For	For

*	The following proxies were not voted due to a procedural error.

CUSIP	Ticker	MEETING DATE	ISSUER NAME	Information about Proposal	Proposal Type	Management Recommendation (for or against)
833445109	SNOW	Jul 7, 2022	SNOWFLAKE INC.	Unable to Obtain information
N14506104	ESTC	Oct 6, 2022	ELASTIC N.V.	Unable to Obtain information
977852102	WOLF	Oct 24, 2022	WOLFSPEED, INC.	Unable to Obtain information
87157D109	SYNA	Oct 25, 2022	SYNAPTICS INCORPORATED	Unable to Obtain information
594918104	MSFT	Dec 13, 2022	MICROSOFT CORPORATION	Unable to Obtain information
98980G102	ZS	Jan 13, 2023	ZSCALER, INC.	Unable to Obtain information

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust II

By (Signature and Title)*	/s/ Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer
Date	August 30, 2023